Expenses Classified By Nature - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses Classified By Nature [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax		$ (7.2)
Settlement for cash payment	$ 32.5
Employer contributions included in salaries and wages	$ 11.5	$ 9.2